Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Recognized as revenue	$ 245	$ 281
Deferred revenue	205	$ 281
Remaining performance obligation	$ 2,300